Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of financial assets
The financial instruments of the Group other than short-term debtors and creditors and non-current derivative financial instruments were as follows:

	Book value	Fair value	Book value	Fair value
	December 31, 2017	December 31, 2017	December 31, 2016	December 31, 2016
Financial instruments:	$M	$M	$M	$M
Financial assets:
Cash at bank and in hand	13.3	13.3	13.6	13.6
Financial liabilities(1):
Loan Notes due 2018	15.0	15.3	15.0	15.9
Loan Notes due 2021	25.0	25.2	25.0	25.0
Loan Notes due 2023	25.0	26.6	25.0	26.3
Loan Notes due 2026	25.0	27.1	25.0	26.5
Revolving credit facility	21.3	21.3	32.8	32.8
Overdrafts	4.2	4.2	—	—
Deferred contingent consideration	0.7	0.7	1.5	1.5
Deferred consideration	0.3	0.3	1.3	1.3

(1)	The financial instruments included in financial liabilities are shown gross of unamortized finance costs.

(2)	The fair value of these financial instruments is calculated by discounting the future cash flows, including interest payments due.

Disclosure of financial liabilities
The financial instruments of the Group other than short-term debtors and creditors and non-current derivative financial instruments were as follows:

	Book value	Fair value	Book value	Fair value
	December 31, 2017	December 31, 2017	December 31, 2016	December 31, 2016
Financial instruments:	$M	$M	$M	$M
Financial assets:
Cash at bank and in hand	13.3	13.3	13.6	13.6
Financial liabilities(1):
Loan Notes due 2018	15.0	15.3	15.0	15.9
Loan Notes due 2021	25.0	25.2	25.0	25.0
Loan Notes due 2023	25.0	26.6	25.0	26.3
Loan Notes due 2026	25.0	27.1	25.0	26.5
Revolving credit facility	21.3	21.3	32.8	32.8
Overdrafts	4.2	4.2	—	—
Deferred contingent consideration	0.7	0.7	1.5	1.5
Deferred consideration	0.3	0.3	1.3	1.3

(1)	The financial instruments included in financial liabilities are shown gross of unamortized finance costs.

(2)	The fair value of these financial instruments is calculated by discounting the future cash flows, including interest payments due.

	Book value	Fair value	Book value	Fair value
Derivative financial instruments are as follows:	December 31, 2017	December 31, 2017	December 31, 2016	December 31, 2016
	$M	$M	$M	$M
Held to hedge purchases and sales by trading businesses:
Forward foreign currency exchange rate contracts	(0.7)	(0.7)	(3.1)	(3.1)
LME derivative contracts	1.2	1.2	(0.6)	(0.6)

Disclosure of fair value measurement of liabilities
The following table presents the changes in Level 3 instruments for the year ended December 31, 2017 and 2016.

	2017	2016
	$M	$M
Balance at January 1	2.8	2.9
Payments made during year	(1.3)	—
New deferred consideration	0.3	—
Gains recognized in profit or loss	(0.8)	(0.1)
Balance at December 31	1.0	2.8
Total gains for the period included in profit and loss for assets held at the end at December 31	(0.8)	(0.1)
Change in unrealized (gains) or losses for the period included in profit and loss for assets held at the end at December 31	(0.8)	(0.1)

	December 31, 2017	Level 1	Level 2	Level 3
	$M	$M	$M	$M
Net derivative financial (assets) / liabilities at fair value through profit or loss:
Forward foreign currency exchange rate contracts	0.7	—	0.7	—
LME derivative contracts	(1.2)	—	(1.2)	—
Interest bearing loans and borrowings:
Loan Notes due 2018	15.3	—	15.3	—
Loan Notes due 2021	25.2	—	25.2	—
Loan Notes due 2023	26.6	—	26.6	—
Loan Notes due 2026	27.1	—	27.1	—
Revolving credit facility	21.3	—	21.3	—
Other financial liabilities:
Deferred contingent consideration	0.7	—	—	0.7
Deferred consideration	0.3	—	—	0.3

Disclosure of financial instruments by type of interest rate
This table shows the Group's financial assets at December 31, which are cash and cash equivalents. These assets are all subject to floating interest rate risk.

	December 31, 2017	December 31, 2016
Cash by currency:	$M	$M
U.S. dollar	5.4	1.3
GBP sterling	3.6	9.1
Euro	1.0	1.4
Australian dollar	0.6	0.5
Chinese renminbi	1.0	0.8
Czech koruna	1.2	0.3
Canadian dollar	0.5	0.2
	13.3	13.6

	December 31, 2017	December 31, 2016
Overdraft by currency:	$M	$M
U.S. dollar	(3.0)	—
GBP sterling	(1.2)	—
	(4.2)	—
The following table sets out the carrying value, by original maturity, of the Group's financial instruments that were exposed to both fixed and variable interest rate risk. The carrying values include interest payments to be made and interest rates on the Group's variable rate debt have been based on a forward curve.

	December 31, 2017				December 31, 2016
	Within 12 months	1-5 years	> 5 years	Total	Within 12 months	1-5 years	> 5 years	Total
	$M	$M	$M	$M	$M	$M	$M	$M
Floating interest rate risk:
Revolving credit facility (including interest payments)	0.7	24.2	—	24.9	0.9	34.1	—	35.0
Fixed interest rate risk:
Loan Notes due 2018 (including interest payments)	15.5	—	—	15.5	0.9	15.5	—	16.4
Loan Notes due 2021 (including interest payments)	0.9	27.5	—	28.4	1.0	28.7	—	29.7
Loan Notes due 2023 (including interest payments)	1.2	4.9	25.6	31.7	1.2	4.9	26.8	32.9
Loan Notes due 2026 (including interest payments)	1.2	5.0	29.3	35.5	1.2	5.0	30.6	36.8
	19.5	61.6	54.9	136.0	5.2	88.2	57.4	150.8

Disclosure of information about terms and conditions of hedging instruments
The contract totals in GBP sterling and Euros, range of maturity dates and range of exchange rates are disclosed overleaf:

December 31, 2017			Australian dollars
Sales hedges	U.S. dollars	Euros
Contract totals/£m	17.1	27.5	2.8
Maturity dates	01/18 to 07/19	01/18 to 07/19	06/18
Exchange rates	$1.2433 to $1.3444	€1.0949 to €1.1803	$1.7667

Purchase hedges	U.S. dollars	Euros	Australian dollars
Contract totals/£m	12.5	0.1	1.7
Maturity dates	01/18 to 07/19	01/18	06/18
Exchange rates	$1.2414 to $1.3389	€1.1084	$1.7161

December 31, 2016			Australian dollars
Sales hedges	U.S. dollars	Euros
Contract totals/£m	27.6	39.4	2.9
Maturity dates	01/17 to 11/18	01/17 to 11/18	09/17
Exchange rates	$1.2310 to $1.5638	€1.0951 to €1.4200	$1.7237

Purchase hedges	U.S. dollars	Euros
Contract totals/£m	25.7	2.5
Maturity dates	01/17 to 10/18	01/17 to 06/17
Exchange rates	$1.2311 to $1.5618	€1.1121 to €1.1804